UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 12, 2012 to June 12, 2012

Commission File Number of issuing entity: 333-171508-01

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor

New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	☐

A-2	☐	☐	☒	☐

A-3	☐	☐	☒	☐

A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 12, 2012, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 12, 2012 to June 12, 2012

The Depositor has filed a Form ABS-15G on February 14, 2012. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, has filed a Form ABS-15G on May 15, 2012. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, has filed a Form ABS-15G on February 13, 2012. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings. None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,642,768.00 as of March 31, 2012.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $3,758,904.00 as of March 31, 2012.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the net operating income at this time.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

Citibank, N.A. (“Citibank”) currently acts as certificate administrator (“Certificate Administrator”) on behalf of the Issuing Entity. Section 8.06 of the Pooling and Servicing Agreement requires the Certificate Administrator to maintain a rating on its unsecured long-term debt of at least “A+” by Fitch and “Aa3” by Moody’s investors Service, Inc. (“Moody’s”) (or “A1” by Moody’s if the Certificate Administrator has a short-term debt rating of at least “P-1” from Moody’s) (or such other rating with respect to which the rating agencies have provided a Rating Agency Confirmation (as defined in the Pooling and Servicing Agreement)). On Thursday, June 21, 2012, Moody’s lowered Citibank’s long-term deposit ratings from A1 to A3 and its short-term deposit ratings from Prime-1 to Prime-2. As a result of the June 21, 2012 downgrade, the Certificate Administrator currently does not meet the minimum ratings requirements set forth in Section 8.06 of the Pooling and Servicing Agreement. Citibank has informed the Depositor that it intends to request a Rating Agency Confirmation from Moody’s to satisfy the requirements set forth in Section 8.06 of the Pooling and Servicing Agreement.

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 12, 2012 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ J. Theodore Borter

J. Theodore Borter, President

Date: June 27, 2012

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 12, 2012 distribution.